Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [Line Items]
Other provisions, Amount expected to be settled within twelve months	€ 720.0	€ 837.0
Miscellaneous other liabilities	13,667.0	13,646.0
Total equity	55,628.0	57,004.0		€ 52,802.0	€ 52,640.0
Additions	325.0	506.0
Releases of provisions	82.0	221.0
Accumulated impairments
Disclosure of Provisions [Line Items]
Financial assets	5,839.0	6,101.0
Accumulated impairments | Non-financial guarantees
Disclosure of Provisions [Line Items]
Financial assets	151.0
IAS 37 & IFRS 9 Off-Balance Provisions
Disclosure of Provisions [Line Items]
Miscellaneous other liabilities		109.0
Adjustment
Disclosure of Provisions [Line Items]
Total equity		(46.0)	[1]	€ 64.0
Adjustment | Increase (decrease) due to changes in accounting policy
Disclosure of Provisions [Line Items]
Total equity		(33.0)
Other provisions
Disclosure of Provisions [Line Items]
Additions	39.0	230.0
Releases of provisions	22.0	166.0
Other provisions | Adjustment | Increase (decrease) due to changes in accounting policy
Disclosure of Provisions [Line Items]
Total equity		42.0
Replacement facilities
Disclosure of Provisions [Line Items]
Additions		138.0
Releases of provisions		141.0
Compensation of Dutch retail customers
Disclosure of Provisions [Line Items]
Additions	€ 75.0	€ 180.0

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.